Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Current:
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	53,747	53,747
Valuation adjustment	(11,012)	15,223
	42,735	68,970

Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss
a)
Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	(75,211)	22,001	26,235
Beneficiary certificates*	5,807	17,253	21,866
	(69,404)	39,254	48,101

* Beneficiary certificates represent money market funds the Company held during the reporting period. As of December 31, 2022, 2023 and 2024, there were no beneficiary certificates classified as current financial assets at fair value through profit or loss (“FVTPL”).

b)
No financial assets at FVTPL were pledged to others.
c)
Information relating to price risk of financial assets at FVTPL is provided in Note 40 a).